Document and Entity Information	0 Months Ended
Oct. 23, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 23, 2014
Registrant Name	TOUCHSTONE STRATEGIC TRUST
Central Index Key	0000711080
Amendment Flag	false
Document Creation Date	Oct. 23, 2014
Document Effective Date	Oct. 30, 2014
Prospectus Date	Oct. 30, 2014
Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund | Class A
Risk/Return:
Trading Symbol	TSCGX
Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund | Class C
Risk/Return:
Trading Symbol	TCFCX
Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund | Class Y
Risk/Return:
Trading Symbol	TCGYX
Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	TCGNX
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | Class A
Risk/Return:
Trading Symbol	TNSAX
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | Class C
Risk/Return:
Trading Symbol	TNSCX
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | Class Y
Risk/Return:
Trading Symbol	TNSYX
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | Institutional Class
Risk/Return:
Trading Symbol	TNSIX
Large Cap Fund (Prospectus Summary) | Large Cap Fund | Class A
Risk/Return:
Trading Symbol	TACLX
Large Cap Fund (Prospectus Summary) | Large Cap Fund | Class C
Risk/Return:
Trading Symbol	TFCCX
Large Cap Fund (Prospectus Summary) | Large Cap Fund | Class Y
Risk/Return:
Trading Symbol	TLCYX
Large Cap Fund (Prospectus Summary) | Large Cap Fund | Institutional Class
Risk/Return:
Trading Symbol	TLCIX
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund | Class A
Risk/Return:
Trading Symbol	TSOAX
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund | Class C
Risk/Return:
Trading Symbol	TSOCX
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund | Class Y
Risk/Return:
Trading Symbol	TSOYX
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund | Institutional Class
Risk/Return:
Trading Symbol	TSOIX
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | Class A
Risk/Return:
Trading Symbol	TVLAX
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | Class C
Risk/Return:
Trading Symbol	TVLCX
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | Class Y
Risk/Return:
Trading Symbol	TVLYX
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | Institutional Class
Risk/Return:
Trading Symbol	TVLIX